Long-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Bank Loans [Abstract]
Schedule of Long-Term Bank Loans
	As of December 31,
	2024	2025
Secured bank loans	$2,089	$2,124
Less: Current portion	(57)	(571)
Long-term bank loans	$2,032	$1,553

	As of December 31,
	2024	2025
Loan content
Annual interest rate	2.72%~3.38%	2.72%~3.30%
Maturity date	Due by June 2032	Due by June 2032

Schedule of Future Principal Payments For Long-Term Bank Loans

The future principal payments for the Group’s long-term bank loans as of December 31, 2025 were as follows:

Amount
2026	$571
2027	265
2028	273
2029	280
2030	288
Thereafter	447
Total long-term bank loans	$2,124